Stock-Based Compensation - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) employee shares	Dec. 31, 2024 USD ($) employee shares	Dec. 31, 2023 USD ($) shares
Stock-Based Compensation
Options granted (in shares) | shares	0	0	0
Performance share units (PSUs)
Stock-Based Compensation
Total vest-date fair value of stock awards vested (in dollars)	$ 30	$ 43	$ 36
Number of employees affected by modification | employee	233
Share-based payment arrangement, plan modification, incremental cost	$ 27
Performance share units (PSUs) | IGT Gaming | Discontinued Operations, Disposed of by Sale
Stock-Based Compensation
Number of employees affected by modification | employee		144
Share-based payment arrangement, plan modification, incremental cost	$ 2
Equity instruments other than options, share-based liabilities paid		$ 8
Performance share units (PSUs) | Tranche one
Stock-Based Compensation
Vesting percentage (as a percent)	50.00%
Vesting period (in years)	3 years
Performance share units (PSUs) | Tranche one | IGT Gaming | Discontinued Operations, Disposed of by Sale
Stock-Based Compensation
Vesting percentage (as a percent)	50.00%
Performance share units (PSUs) | Tranche two
Stock-Based Compensation
Vesting percentage (as a percent)	50.00%
Vesting period (in years)	4 years
Performance share units (PSUs) | Tranche two | IGT Gaming | Discontinued Operations, Disposed of by Sale
Stock-Based Compensation
Vesting percentage (as a percent)	50.00%
RSUs
Stock-Based Compensation
Total vest-date fair value of stock awards vested (in dollars)	$ 1	$ 1	$ 2
RSUs | Tranche one
Stock-Based Compensation
Vesting period (in years)	1 year
RSUs | Tranche two
Stock-Based Compensation
Vesting period (in years)	2 years
RSUs | Tranche three
Stock-Based Compensation
Vesting period (in years)	3 years
2015 Equity Incentive Plan
Stock-Based Compensation
Maximum number of shares that may be granted under the Plan (in shares) | shares	20,000,000